Significant Accounting Policies (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Insured deposit		$ 250,000	$ 250,000
Cash checking account		$ 1,858,104
Straight line depreciated over period		5 years	5 years
Deferred offering cost			$ 751,050	$ 324,210
Lease	$ 750
Tax benefit		50.00%	50.00%
Chase Bank [Member]
Significant Accounting Policies [Line Items]
Cash checking account		$ 1,672,466	$ 88
SVB Bank [Member]
Significant Accounting Policies [Line Items]
Cash checking account		$ 185,638	$ 38,894